UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038

The Money Market Portfolios

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/19

Item 1.	Reports to Stockholders.

THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Paid During Period 1/1/19–6/30/19[1]	Ending Account Value 6/30/19	Paid During Period 1/1/19–6/30/19[1]	Annualized Expense Ratio

$1,000	$1,011.20	$0.75	$1,024.05	$0.75	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

franklintempleton.com	Annual Report	1

THE MONEY MARKET PORTFOLIOS

Financial Highlights

The U.S. Government Money Market Portfolio

		Year Ended June 30,
	2019	2018	2017	2016	2015

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Income from investment operations:

Net investment income	0.021	0.011	0.003	0.001	—

Net realized and unrealized gains (losses)[a]	—	(—)	—	—	—

Total from investment operations	0.021	0.011	0.003	0.001	—	[a]

Less distributions from:
Net investment income	(0.021)	(0.011)	(0.003)	(0.001)	—

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Total return	2.10%	1.15%	0.35%	0.07%	—%

Ratios to average net assets

Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.15%

Expenses net of waiver and payments by affiliates[b]	0.15%	0.15%	0.15%	0.13%	0.09%

Net investment income	2.09%	1.15%	0.35%	0.06%	—%

Supplemental data

Net assets, end of year (000’s)	$23,218,541	$23,700,037	$21,564,546	$22,324,993	$27,390,400

aAmount rounds to less than $0.001 per share.

bBenefit of expense reduction rounds to less than 0.01%.

2	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS

Statement of Investments, June 30, 2019

The U.S. Government Money Market Portfolio

	Principal Amount	Value

Investments 103.4%
U.S. Government and Agency Securities 97.7%
[a] FFCB,
7/01/19	$119,300,000	$ 119,300,000
7/05/19	212,000,000	211,945,351
7/09/19	80,000,000	79,959,111
7/10/19	96,000,000	95,946,300
7/18/19	10,000,000	9,989,800
7/19/19	90,000,000	89,901,000
7/22/19	60,000,000	59,923,000
FHLB,
[a] 7/03/19	150,000,000	149,980,025
[a] 7/05/19	150,000,000	149,960,133
[a] 7/10/19	225,000,000	224,866,237
[a] 7/12/19	200,000,000	199,855,044
[a] 7/17/19	237,000,000	236,757,636
[a] 7/19/19	400,000,000	399,538,050
[a] 7/24/19	296,000,000	295,559,371
[a] 7/26/19	310,000,000	309,497,431
[a] 7/31/19	525,500,000	524,485,473
[a] 8/07/19	407,000,000	406,054,629
[a] 8/09/19	238,000,000	237,430,188
[a] 8/14/19	400,000,000	398,914,667
[a] 8/16/19	400,000,000	398,875,556
[a] 8/21/19	400,000,000	398,744,833
[a] 8/23/19	355,000,000	353,847,581
[b] FRN, 2.44%, (SOFR + 0.02%), 7/17/19	75,000,000	75,000,000
[b] FRN, 2.44%, (SOFR + 0.02%), 8/27/19	112,000,000	112,000,000
[b] FRN, 2.43%, (SOFR + 0.01%), 8/30/19	150,000,000	150,000,000
[b] FRN, 2.48%, (SOFR + 0.06%), 9/10/19	50,000,000	50,000,000
[b] FRN, 2.445%, (SOFR + 0.025%), 9/20/19	150,000,000	150,000,000
[b] FRN, 2.45%, (SOFR + 0.03%), 10/09/19	153,000,000	153,000,000
[b] FRN, 2.43%, (SOFR + 0.01%), 11/13/19	100,000,000	100,000,000
[b] FRN, 2.45%, (SOFR + 0.03%), 12/06/19	165,000,000	164,999,901
[b] FRN, 2.43%, (SOFR + 0.01%), 12/20/19	150,000,000	150,000,000
[b] FRN, 2.425%, (SOFR + 0.005%), 1/17/20	150,000,000	150,000,000
[b] FRN, 2.47%, (SOFR + 0.05%), 1/17/20	50,000,000	50,000,000
[b] FRN, 2.44%, (SOFR + 0.02%), 2/21/20	118,000,000	118,000,000
[b] FRN, 2.455%, (SOFR + 0.035%), 2/21/20	35,000,000	35,000,000
[b] FRN, 2.45%, (SOFR + 0.03%), 3/27/20	56,000,000	56,000,000
[b] FRN, 2.455%, (SOFR + 0.035%), 5/08/20	200,000,000	200,000,000
[b] FRN, 2.455%, (SOFR + 0.035%), 6/19/20	150,000,000	150,000,000
FHLM,
[a] 8/02/19	400,000,000	399,181,867
[b] FRN, 2.42%, (SOFR), 12/11/19	200,000,000	200,000,000
[b] FRN, 2.445%, (SOFR + 0.025%), 5/22/20	250,000,000	250,000,000

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	3

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS

The U.S. Government Money Market Portfolio (continued)

	Principal Amount	Value

Investments (continued)
U.S. Government and Agency Securities (continued)
FHLMC,
[a] 7/01/19	$793,250,000	$ 793,250,000
[b] FRN, 2.43%, (SOFR + 0.01%), 7/09/19	100,000,000	100,000,000
[b] FRN, 2.41%, (SOFR + 0.02%), 8/05/19	200,000,000	200,000,000
[b] FRN, 2.425%, (SOFR + 0.005%), 9/05/19	100,000,000	100,000,000
[b] FRN, 2.43%, (SOFR + 0.01%), 2/21/20	200,000,000	200,000,000
[b] FRN, 2.44%, (SOFR + 0.02%), 2/28/20	250,000,000	250,000,000
[b] FRN, 2.46%, (SOFR + 0.04%), 5/06/20	250,000,000	250,000,000
[a] FNMA,
7/01/19	700,000,000	700,000,000
7/02/19	800,000,000	799,950,889
7/03/19	225,000,000	224,971,440
7/10/19	112,820,000	112,757,424
7/17/19	236,071,000	235,841,749
7/24/19	147,025,000	146,821,166
[a] U.S. Treasury Bill,
7/02/19	750,000,000	749,951,458
7/05/19	250,000,000	249,933,944
7/09/19	600,000,000	599,694,667
7/11/19	150,000,000	149,897,083
7/16/19	587,000,000	586,449,877
7/18/19	270,000,000	269,702,901
7/23/19	850,000,000	848,842,556
7/25/19	450,000,000	449,265,000
8/01/19	200,000,000	199,604,750
8/06/19	600,000,000	598,620,000
8/08/19	150,000,000	149,613,667
8/13/19	244,440,000	243,797,666
8/15/19	300,000,000	299,081,250
10/03/19	150,000,000	149,067,833
10/10/19	300,000,000	297,984,208
10/17/19	450,000,000	446,773,500
10/24/19	450,000,000	446,550,000
10/31/19	450,000,000	446,347,625
11/07/19	450,000,000	446,162,250
11/14/19	300,000,000	297,336,667
11/21/19	450,000,000	445,817,250
11/29/19	300,000,000	297,080,667
12/05/19	450,000,000	445,574,562
12/19/19	300,000,000	296,964,750
12/26/19	300,000,000	296,988,833
U.S. Treasury Note,
0.875%, 9/15/19	300,000,000	299,016,750
1.50%, 10/31/19	250,000,000	249,235,147
1.75%, 11/30/19	250,000,000	249,285,558

Total U.S. Government and Agency Securities (Cost $22,682,746,271)		22,682,746,271

4	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS

The U.S. Government Money Market Portfolio (continued)

	Principal Amount	Value

Investments (continued)
[c] Repurchase Agreements 5.7%
Barclays Capital Inc., 2.40%, 7/01/19 (Maturity Value $50,010,000) Collateralized by U.S. Treasury Notes, 2.625%, 11/15/20 (valued at $51,250,818)	$ 50,000,000	$ 50,000,000
Deutsche Bank Securities Inc., 2.45%, 7/01/19 (Maturity Value $71,014,496) Collateralized by U.S. Treasury Notes, 1.375% - 2.75%, 1/31/21 – 8/15/22 (valued at $72,420,044)	71,000,000	71,000,000
Federal Reserve Bank of New York, 2.25%, 7/01/19 (Maturity Value $650,121,875) Collateralized by U.S. Treasury Notes, 2.00% – 3.00%, 2/15/22 – 5/15/47 (valued at $650,121,892)	650,000,000	650,000,000
Goldman Sachs & Co., 2.50%, 7/01/19 (Maturity Value $125,026,042) Collateralized by U.S. Treasury Notes, 2.50%, 1/31/24 (valued at $127,629,050)	125,000,000	125,000,000
HSBC Securities Inc., 2.49%, 7/01/19 (Maturity Value $420,087,150) Collateralized by U.S. Government and Agency Securities, 2.754% – 4.50%, 7/15/28 – 9/20/48 (valued at $428,400,000)	420,000,000	420,000,000

Total Repurchase Agreements (Cost $1,316,000,000)		1,316,000,000

Total Investments (Cost $23,998,746,271) 103.4%		23,998,746,271

Other Assets, less Liabilities (3.4)%		(780,205,111)

Net Assets 100.0%		$23,218,541,160

See Abbreviations on page 79.

aThe security was issued on a discount basis with no stated coupon rate.

bThe coupon rate shown represents the rate at period end.

cSee Note 1(b) regarding repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	5

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

June 30, 2019

The U.S. Government Money Market Portfolio

Assets:
Investments in unaffiliated securities, at amortized cost	$22,682,746,271
Unaffiliated repurchase agreements, at value and cost	1,316,000,000
Cash	11,771,732
Receivables:
Interest	10,993,292

Total assets	24,021,511,295

Liabilities:
Payables:
Investment securities purchased	799,950,889
Management fees	2,766,736
Distributions to shareholders	10,752
Accrued expenses and other liabilities	241,758

Total liabilities	802,970,135

Net assets, at value	$23,218,541,160

Net assets consist of:
Paid-in capital	$23,218,546,529
Total distributable earnings (loss)	(5,369)

Net assets, at value	$23,218,541,160

Shares outstanding	23,218,548,128

Net asset value per share	$1.00

6	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statement of Operations

for the year ended June 30, 2019

The U.S. Government Money Market Portfolio

Investment income:
Interest:
Unaffiliated issuers	$513,031,940

Expenses:
Management fees (Note 3a)	34,370,929
Custodian fees (Note 4)	182,233
Reports to shareholders	5,953
Registration and filing fees	351
Professional fees	128,860
Other	148,358

Total expenses	34,836,684
Expense reductions (Note 4)	(188,154)

Net expenses	34,648,530

Net investment income	478,383,410

Net realized gain (loss) from:
Investments:
Unaffiliated issuers	11,348

Net increase (decrease) in net assets resulting from operations	$478,394,758

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	7

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

The U.S. Government Money Market Portfolio

	Year Ended June 30,

	2019	2018

Increase (decrease) in net assets:
Operations:
Net investment income	$478,383,410	$257,998,905
Net realized gain (loss)	11,348	(16,717)

Net increase (decrease) in net assets resulting from operations	478,394,758	257,982,188

Distributions to shareholders (Note 1d)	(478,383,410)	(258,003,624)

Capital share transactions (Note 2)	(481,506,776)	2,135,511,767

Net increase (decrease) in net assets	(481,495,428)	2,135,490,331

Net assets:
Beginning of year	23,700,036,588	21,564,546,257

End of year (Note 1d)	$23,218,541,160	$23,700,036,588

8	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements

The U.S. Government Money Market Portfolio

1.   Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a.   Financial Instrument Valuation

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), Franklin Templeton Services, LLC, an affiliate of the investment manager, has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

b.   Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer) or 100% (if the counterparty is the Federal Reserve Bank of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the

Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at year end, as indicated in the Statement of Investments, had been entered into on June 28, 2019.

c.   Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2019, the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Portfolio invests.

d.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

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THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

The U.S. Government Money Market Portfolio (continued)

e.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended June 30, 2018, distributions to shareholders were as follows:

Distributions from net investment income	$(258,003,624)

For the year ended June 30, 2018, undistributed net investment income included in net assets was $0.

2.   Shares of Beneficial Interest

At June 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Year Ended June 30,

	2019	2018

Shares sold	$28,749,969,710	$40,301,565,232
Shares issued in reinvestment of distributions	478,384,571	258,008,814
Shares redeemed	(29,709,861,057)	(38,424,062,279)

Net increase (decrease)	$(481,506,776)	$2,135,511,767

3.   Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin Templeton U.S. Government Money Fund, Franklin U.S. Government Money Fund, Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

10	Annual Report	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

The U.S. Government Money Market Portfolio (continued)

3. Transactions with Affiliates (continued)

a.   Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b.   Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

c.   Other Affiliated Transactions

At June 30, 2019, the shares of the Portfolio were owned by the following investment companies:

	Shares	Percentage of Outstanding Shares
Institutional Fiduciary Trust — Money Market Portfolio	20,284,602,001	87.4%
Franklin U.S. Government Money Fund	2,736,674,308	11.8%
Franklin Templeton Money Fund Trust — Franklin Templeton U.S. Government Money Fund	197,271,819	0.8%
	23,218,548,128	100.0%

4.   Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the year ended June 30, 2019, the custodian fees were reduced as noted in the Statement of Operations.

5.   Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At June 30, 2019, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$5,369

During the year ended June 30, 2019, the Fund utilized $11,348 of capital loss carryforwards.

The tax character of distributions paid during the years ended June 30, 2019 and 2018, was as follows:

	2019	2018

Distributions paid from ordinary income	$478,383,410	$258,003,624

franklintempleton.com	Annual Report	11

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

The U.S. Government Money Market Portfolio (continued)

At June 30, 2019, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$23,998,746,271

Distributable earnings-undistributed ordinary income	$10,750

6.    Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

At June 30, 2019, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

7.    Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLM	Federal Home Loan Mortgage

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FRN	Floating Rate Note

SOFR	Secured Overnight Financing Rate

12	Annual Report	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Money Market Portfolios and Shareholders of The U.S. Government Money Market Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of The U.S. Government Money Market Portfolio (the “Fund”) as of June 30, 2019, the related statement of operations for the year ended June 30, 2019, the statement of changes in net assets for each of the two years in the period ended June 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2019 and the financial highlights for each of the five years in the period ended June 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

August 15, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $477,424,088 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended June 30, 2019.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1992	137	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	113	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	137	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee Since 2005 and Lead Independent Trustee since March 2019	137	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	137	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Counselor and Senior Advisor to Boeing Chairman and Board of Directors, The Boeing Company (aerospace company) (May 2019); and formerly, General Counsel and member of the Executive Council, The Boeing Company (2006-2019) and Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	137	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Interested Board Members and Officers
Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	151	None

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member - Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	137	None

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 40 of the investment companies in Franklin Templeton.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Sonal Desai, Ph.D. (1963) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since December 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of 18 of the investment companies in Franklin Templeton.

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 26 of the investment companies in Franklin Templeton.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President and Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Co- Secretary	Vice President since 2009 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly,Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Co- Secretary	Vice President since 2011 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Effective March 12, 2019, John B. Wilson ceased to be a trustee of the Trust.

Note 3: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)    N/A

(d)    N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.

(a )    Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $99,971 for the fiscal year ended June 30, 2019 and $93,120 for the fiscal year ended June 30, 2018.

(b)    Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)    Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $5,000 for the fiscal year ended June 30, 2019 and $0 for the fiscal year ended June 30, 2018. The services for which these fees were paid included tax consulting services related to the operating agreement and term sheet for the launch of a new fund.

(d)    All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2019 and $8,502 for the fiscal year ended June 30, 2018. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $22,000 for the fiscal year ended June 30, 2019 and $23,000 for the fiscal year ended June 30, 2018. The services for which these fees were paid included benchmarking services in connection with the ICI TA survey, for the issuance of an Auditor’s Certificate for South Korean regulatory shareholder disclosures and assets under management certification.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)    pre-approval of all audit and audit related services;

(ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii)    pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $27,000 for the fiscal year ended June 30, 2019 and $31,502 for the fiscal year ended June 30, 2018.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.	N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)    Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.	N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By	S\ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	August 30, 2019

By	S\ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	August 30, 2019